Offerings	Aug. 06, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	18,900,000
Proposed Maximum Offering Price per Unit	3.68
Maximum Aggregate Offering Price	$ 69,552,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,648.41
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Reflects 18,900,000 shares added to the 2023 Stock Incentive Plan, as amended. Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low prices of the registrant's Common Stock as reported on the Nasdaq Capital Market on July 31, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	98,088
Proposed Maximum Offering Price per Unit	2.24
Maximum Aggregate Offering Price	$ 219,717.12
Fee Rate	0.01531%
Amount of Registration Fee	$ 33.64
Offering Note	Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted between January 31, 2025 and July 31, 2025 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	7,000
Proposed Maximum Offering Price per Unit	1.85
Maximum Aggregate Offering Price	$ 12,950.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1.98
Offering Note	Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted between January 31, 2025 and July 31, 2025 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	73,325
Proposed Maximum Offering Price per Unit	1.92
Maximum Aggregate Offering Price	$ 140,784.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 21.55
Offering Note	Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted between January 31, 2025 and July 31, 2025 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	148,000
Proposed Maximum Offering Price per Unit	2.41
Maximum Aggregate Offering Price	$ 356,680.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 54.61
Offering Note	Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted between January 31, 2025 and July 31, 2025 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	137,000
Proposed Maximum Offering Price per Unit	3.03
Maximum Aggregate Offering Price	$ 415,110.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 63.55
Offering Note	Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted between January 31, 2025 and July 31, 2025 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	141,800
Proposed Maximum Offering Price per Unit	3.64
Maximum Aggregate Offering Price	$ 516,152.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 79.02
Offering Note	Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted between January 31, 2025 and July 31, 2025 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.
Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	238,500
Proposed Maximum Offering Price per Unit	3.69
Maximum Aggregate Offering Price	$ 880,065.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 134.74
Offering Note	Pursuant to Rule 416 under the Securities Act, this Registration Statement also covers such additional securities that may from time to time be offered or issued to prevent dilution from stock splits, stock dividends or similar transactions. Consists of shares issuable under new hire inducement stock option awards granted between January 31, 2025 and July 31, 2025 in accordance with Nasdaq Listing Rule 5635(c)(4). Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) of the Securities Act. The price per share and aggregate offering price are calculated on the basis of the exercise price of the options outstanding under the applicable inducement stock option award.